ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in allowance for doubtful accounts:
Balance at beginning of year	$ 33,276	$ 31,127	$ 34,366
Additional provision charged to expenses	9,026	28,050	31,695
Write-offs	(19,909)	(23,442)	(38,351)
Foreign currency translation adjustments	(583)	(2,459)	3,417
Balance at end of year	21,810	33,276	$ 31,127
Recoveries of previous write-offs	$ 1,651	$ 2,568